RESTRUCTURING COSTS - Restructuring expenses by business segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RESTRUCTURING COSTS
Restructuring Charges	$ 2.4	$ 4.6	$ 1.3	$ 5.4	$ 20.7	$ 46.2	$ 41.6
Americas
RESTRUCTURING COSTS
Restructuring Charges					5.3	13.7	11.7
Asia Pacific
RESTRUCTURING COSTS
Restructuring Charges					3.9	8.3	13.6
Europe, Middle East & Africa
RESTRUCTURING COSTS
Restructuring Charges					11.1	19.0	15.5
Corporate
RESTRUCTURING COSTS
Restructuring Charges					$ 0.4	$ 5.2	$ 0.8